Oil and Gas Properties (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Extractive Industries [Abstract]
Proved oil and gas properties	$ 7,491,321,000	[1]	$ 500,883,000	[1]
Less: Accumulated depreciation, depletion, amortization and impairment	(484,968,000)		(15,858,000)
Proved oil and gas properties, net	7,006,353,000		485,025,000
Unproved oil and gas properties	6,243,014,000		1,031,211,000
Total oil and gas properties, net	13,249,367		1,516,236
Estimates of future asset retirement costs	$ 20,267,000		$ 2,722

[1]	Included in the Company's proved oil and gas properties are estimates of future asset retirement costs of $20,267 and $2,722 at December 31, 2013 and 2012, respectively.